General	12 Months Ended
Dec. 31, 2018
General [Abstract]
General

Note 1 - General

Reporting entity

Kitov Pharma Ltd. (hereinafter: “the Company”) is a pharmaceutical company that is engaged in the development and commercialization of innovative products and drug candidates. The Company’s combination drug, Consensi™, treating osteoarthritis pain and hypertension simultaneously, was approved by the FDA for marketing in the U.S and is partnered in the U.S, China and South Korea. In addition, the Company’s NT219 is a novel patented small molecule designed to overcome cancer drug resistance that is currently in pre-clinical development.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharmaceuticals Ltd. (hereinafter: “Kitov”) from its shareholders, in exchange for the Company’s shares (hereinafter: “the Acquisition”).

In January 2018, the Company changed its name to Kitov Pharma Ltd.

The Company’s securities (American Depository Shares (“ADS”) as well as Series A warrants) were listed for trading on the NASDAQ in November 2015. Each ADS represents 1 ordinary share with no par value following a reverse split in effect from January 4, 2019 (see note 9A). Each warrant enables the purchase of 1 ADS.

In December 2017, the Company completed its merger with Kitov, with the Company remaining as the surviving entity. The effective date of the merger was December 31, 2017.

The Company’s address is One Azrieli Center, Round Tower, 132 Menachem Begin Road, Tel-Aviv 6701101 Israel.

In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 5.

The Company together with TyrNovo are referred to, in these financial statements, as “the Group”.

Since incorporation through December 31, 2018, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated deficit of USD 43.7 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2018, the Company raised a total of USD 39.7 million net, and in January 2019, the Company raised additional USD 5.4 million net. Management anticipates that its existing capital resources will be adequate to satisfy liquidity requirements for the next 12 months. Subsequently, management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s future cash requirements. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity.